Long-term debt (Tables)	9 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term debt

	December 31, 2023	March 31, 2023
Loan from the director of ATGBA	$836	$845
Loan from an affiliate	193	-
Non-current portion of vehicle loan	112	124
	$1,141	$969

Schedule of future maturities of debt

2024	$3
2025	850
2026	15
2027	286
Total future maturities of debt	$1,154